Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details
Net loss before income taxes	$ (3,487,757)	$ (479,341)
Fair value of services rendered by shareholder		45,269
Depreciation	178	(72)
Non-deductible portion of meals and entertainment	516	17
Share based compensation	2,970,464
Transaction costs	(12,045)	233,738
Adjusted net loss for tax purposes	$ (528,644)	$ (200,389)
Statutory rate	25.10%	23.61%
Tax expense (benefit) at the statutory rate	$ (132,682)	$ (47,306)
Valuation allowance	132,682	47,306
Provision for income taxes